Other Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Apr. 27, 2020	Dec. 31, 2019
Other liabilities.
Accrued compensation and benefits	$ 142,136		$ 136,645
Long term liabilities	$ 141,910		146,297
Letter of credit		$ 200,000
Income tax description	The CARES Act (as further described in Note 15, Income Taxes) provides for deferred payment of the employer portion of social security taxes between March 27, 2020 and December 31, 2020, with 50% of the deferred amount due December 31, 2021 and the remaining 50% due December 31, 2022.
Deferred tax liabilities	$ 489,054		506,135
Fair value adjustment loss	7,200
Maximum potential payment outcomes	286,200
Other accrued expenses	121,758		128,835
Accounts Payable [Member]
Other liabilities.
Deferred tax liabilities	24,000
Other Long Term Liabilites [Member]
Other liabilities.
Deferred tax liabilities	24,000
Unsecured Loan [Member]
Other liabilities.
Other accrued expenses	4,000
Surety Bond [Member]
Other liabilities.
liabilities for unpaid claims and adjustments expense	7,500
Letter of Credit [Member]
Other liabilities.
Letter of credit	60,700		63,500
Worker's Compensation Programs [Member]
Other liabilities.
Unpaid liability	56,200		55,900
Accrued compensation and benefits	25,600		26,200
Long term liabilities	$ 30,600		$ 29,700